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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (124.35%)

Consumer Discretionary (40.59%)
	Apparel, Accessories & Luxury Goods (0.51%)
100,000	Under Armour, Inc., Cl A1	$7,776,014	$9,678,000

	Automobile Manufacturers (10.76%)
825,000	Tesla Motors, Inc.[1]	177,823,618	204,930,000

	Automotive Retail (6.23%)
2,000,000	CarMax, Inc.[1]	69,489,756	118,640,000

	Hotels, Resorts & Cruise Lines (7.35%)
2,600,000	Hyatt Hotels Corp., Cl A1	72,054,423	122,460,000
304,208	Norwegian Cruise Line Holdings Ltd.[1,2]	13,954,660	17,431,118

		86,009,083	139,891,118
	Leisure Facilities (5.09%)
925,800	Vail Resorts, Inc.	27,801,851	96,912,744

	Movies & Entertainment (4.84%)
5,374,321	Manchester United plc, Cl A2	91,547,645	92,277,092

	Restaurants (0.41%)
40,000	Panera Bread Co., Cl A1	6,855,645	7,736,400

	Specialty Stores (5.40%)
2,075,000	Dick’s Sporting Goods, Inc.	57,628,342	102,940,750

Total Consumer Discretionary		524,931,954	773,006,104

Financials (22.00%)
	Asset Management & Custody Banks (2.95%)
3,345,500	The Carlyle Group	89,375,354	56,204,400

	Investment Banking & Brokerage (5.74%)
3,825,000	The Charles Schwab Corp.	49,868,095	109,242,000

	Office REITs (0.43%)
284,921	Douglas Emmett, Inc.	8,247,623	8,182,931

	Property & Casualty Insurance (9.45%)
2,450,000	Arch Capital Group Ltd.[1,2]	33,071,317	180,001,500

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Specialized REITs (3.43%)
2,200,000	Gaming and Leisure Properties, Inc.	$71,909,656	$65,340,000

Total Financials		252,472,045	418,970,831

Health Care (11.63%)
	Health Care Equipment (4.09%)
1,050,000	IDEXX Laboratories, Inc.[1]	45,812,786	77,962,500

	Health Care Technology (2.92%)
2,675,000	Inovalon Holdings, Inc., CI A1	76,677,251	55,720,250

	Life Sciences Tools & Services (4.62%)
500,000	Illumina, Inc.[1]	63,840,699	87,910,000

Total Health Care		186,330,736	221,592,750

Industrials (15.09%)
	Industrial Machinery (1.53%)
276,687	The Middleby Corp.[1]	21,507,177	29,104,706

	Research & Consulting Services (5.82%)
1,500,000	Verisk Analytics, Inc.[1]	40,826,578	110,865,000

	Trading Companies & Distributors (7.74%)
2,575,000	Air Lease Corp.	82,483,062	79,619,000
1,850,000	Fastenal Co.	33,342,051	67,728,500

		115,825,113	147,347,500

Total Industrials		178,158,868	287,317,206

Information Technology (27.78%)
	Application Software (11.28%)
775,000	FactSet Research Systems, Inc.	50,806,618	123,852,750
2,000,000	Mobileye N.V.[1,2]	89,445,834	90,960,000

		140,252,452	214,812,750
	Internet Software & Services (13.64%)
1,100,000	CoStar Group, Inc.[1]	112,737,432	190,366,000
1,006,350	Zillow Group, Inc., Cl A1	27,290,319	28,912,435
1,500,000	Zillow Group, Inc., Cl C1	41,808,984	40,500,000

		181,836,735	259,778,435

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (2.86%)
649,000	Gartner, Inc.[1]	$41,264,138	$54,470,570

Total Information Technology		363,353,325	529,061,755

Utilities (7.26%)
	Electric Utilities (6.83%)
3,900,000	ITC Holdings Corp.	39,088,705	130,026,000

	Renewable Electricity (0.43%)
1,333,333	TerraForm Global, Inc.[1,3,5]	20,000,000	8,213,331

Total Utilities		59,088,705	138,239,331

Total Common Stocks		1,564,335,633	2,368,187,977

Private Equity Investments (0.34%)

Financials (0.34%)
	Asset Management & Custody Banks (0.34%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	1,832,926	6,442,261

Total Investments (124.69%)		$1,566,168,559	2,374,630,238

Liabilities Less Cash and Other Assets (-24.69%)			(470,162,364)

Net Assets			$1,904,467,874

Retail Shares (Equivalent to $34.66 per share based on 31,834,171 shares outstanding)			$1,103,502,694

Institutional Shares (Equivalent to $35.15 per share based on 22,784,839 shares outstanding)			$800,965,180

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2015, the market value of restricted and fair valued securities amounted to $14,655,592 or 0.77% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.99%)

Consumer Discretionary (43.61%)
	Automobile Manufacturers (11.68%)
82,000	Tesla Motors, Inc.[1]	$19,145,973	$20,368,800

	Automotive Retail (4.08%)
120,000	CarMax, Inc.[1]	3,141,825	7,118,400

	Hotels, Resorts & Cruise Lines (11.12%)
150,000	Choice Hotels International, Inc.	5,080,139	7,147,500
260,000	Hyatt Hotels Corp., Cl A1	8,951,569	12,246,000

		14,031,708	19,393,500

	Leisure Facilities (8.18%)
136,230	Vail Resorts, Inc.	8,272,836	14,260,557

	Movies & Entertainment (5.42%)
550,000	Manchester United plc, Cl A2	8,719,506	9,443,500

	Specialty Stores (3.13%)
110,000	Dick’s Sporting Goods, Inc.	2,103,256	5,457,100

Total Consumer Discretionary		55,415,104	76,041,857

Consumer Staples (2.41%)
	Household Products (2.41%)
50,000	Church & Dwight Co., Inc.	1,274,171	4,195,000

Financials (10.88%)
	Asset Management & Custody Banks (5.89%)
260,000	The Carlyle Group	6,556,081	4,368,000
200,000	Financial Engines, Inc.	6,804,436	5,894,000

		13,360,517	10,262,000

	Investment Banking & Brokerage (0.78%)
59,500	Virtu Financial, Inc., Cl A	1,130,500	1,363,740

	Property & Casualty Insurance (4.21%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	7,347,000

Total Financials		16,291,073	18,972,740

Shares		Cost	Value

Common Stocks (continued)

Industrials (9.62%)
	Building Products (2.09%)
120,000	CaesarStone Sdot-Yam Ltd.[1,2]	$5,406,710	$3,648,000

	Railroads (2.04%)
60,000	Genesee & Wyoming, Inc., Cl A1	1,860,705	3,544,800

	Research & Consulting Services (3.39%)
80,000	Verisk Analytics, Inc.[1]	2,262,317	5,912,800

	Trading Companies & Distributors (2.10%)
100,000	Fastenal Co.	2,169,715	3,661,000

Total Industrials		11,699,447	16,766,600

Information Technology (24.11%)
	Application Software (12.63%)
75,000	FactSet Research Systems, Inc.	5,828,282	11,985,750
101,870	Guidewire Software, Inc.[1]	4,816,692	5,356,325
103,036	Mobileye N.V.[1,2]	5,246,309	4,686,077

		15,891,283	22,028,152

	Internet Software & Services (11.48%)
225,000	Benefitfocus, Inc.[1]	5,980,202	7,031,250
75,000	CoStar Group, Inc.[1]	13,824,622	12,979,500

		19,804,824	20,010,750

Total Information Technology		35,696,107	42,038,902

Materials (1.54%)
	Industrial Gases (1.54%)
30,000	Airgas, Inc.	1,865,304	2,679,900

Utilities (3.82%)
	Electric Utilities (3.82%)
200,000	ITC Holdings Corp.	4,273,076	6,668,000

Total Common Stocks		126,514,282	167,362,999

Preferred Stocks (3.12%)

Telecommunication Services (3.12%)
	Alternative Carriers (3.12%)
22,300	Iridium Communications, Inc., Series B, 6.75%[3]	5,814,082	5,440,977

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (0.88%)

$1,537,679	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $1,537,679; (Fully collateralized by $1,465,000 U.S. Treasury Note, 2.75% due 11/15/2023; Market value - $1,571,213)[3]	$1,537,679	$1,537,679

Total Investments (99.99%)		$133,866,043	174,341,655

Cash and Other Assets Less Liabilities (0.01%)			13,472

Net Assets			$174,355,127

Retail Shares (Equivalent to $12.56 per share based on 3,383,719 shares outstanding)			$42,491,104

Institutional Shares (Equivalent to $12.70 per share based on 10,382,903 shares outstanding)			$131,864,023

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.72%)

Australia (3.18%)
75,169	Domino’s Pizza Enterprises Ltd.[3]	$1,019,935	$2,138,029
100,000	Newcrest Mining Ltd.[1,3]	1,105,118	899,877

Total Australia		2,125,053	3,037,906

Brazil (1.15%)
40,000	Smiles SA	486,258	303,191
105,000	TOTVS SA	1,127,524	798,259

Total Brazil		1,613,782	1,101,450

Canada (5.66%)
9,000	Constellation Software, Inc.	1,644,510	3,772,312
35,000	Crescent Point Energy Corp.	1,246,942	400,487
46,000	Suncor Energy, Inc.	1,633,185	1,229,120

Total Canada		4,524,637	5,401,919

China (7.36%)
14,000	Alibaba Group Holding Ltd., ADR[1]	1,138,171	825,580
1,900,000	China Telecom Corp. Ltd., Cl H3	1,178,909	915,648
475,771	Haitong Securities Co., Ltd., Cl H3	742,452	693,307
3,001,700	Kingdee International Software Group Co. Ltd.[3]	532,747	1,136,836
10,000	Qihoo 360 Technology Co. Ltd., ADR[1]	664,414	478,300
75,000	SouFun Holdings Ltd., ADR	683,365	495,000
38,000	TAL Education Group, ADR[1]	1,216,341	1,221,700
75,000	Tencent Holdings Ltd.[3]	368,378	1,266,200

Total China		6,524,777	7,032,571

France (5.12%)
7,500	Eurofins Scientific SE3	803,358	2,306,319
21,400	Ingenico Group SA3	959,313	2,585,897

Total France		1,762,671	4,892,216

Germany (10.16%)
34,000	Brenntag AG3	1,738,953	1,834,428
21,000	Fresenius Medical Care Ag & Co.[3]	1,769,032	1,641,254
50,066	ProSiebenSat.1 Media SE (formerly, ProSiebenSat.1 Media AG)[3]	2,236,247	2,457,517
117,100	RIB Software AG3	771,671	1,844,226
32,000	Symrise AG3	686,853	1,928,102

Total Germany		7,202,756	9,705,527

Hong Kong (0.53%)
200,700	Luk Fook Holdings International Ltd.[3]	618,391	504,105

Shares		Cost	Value

Common Stocks (continued)

India (4.68%)
127,900	Axis Bank Ltd.[3]	$684,826	$969,957
110,700	DEN Networks Ltd.[1,3]	249,773	204,523
628,598	Dish TV India Ltd.[1,3]	640,340	1,021,917
388,835	Hathway Cable and Datacom Ltd.[1]	238,716	217,698
30,600	Larsen & Toubro Ltd.[3]	669,317	685,928
70,000	SKS Microfinance Ltd.[1,3]	521,653	433,661
155,000	Zee Entertainment Enterprises Ltd.[3]	797,002	931,001

Total India		3,801,627	4,464,685

Indonesia (2.18%)
849,373	Matahari Department Store Tbk PT3	1,064,961	938,141
1,250,000	Sarana Menara Nusantara Tbk PT1	260,297	340,444
1,801,400	Tower Bersama Infrastructure Tbk PT1,3	899,297	805,566

Total Indonesia		2,224,555	2,084,151

Ireland (2.22%)
27,000	Ryanair Holdings plc, ADR	986,106	2,114,100

Israel (6.11%)
36,000	Check Point Software Technologies Ltd.[1]	2,051,140	2,855,880
50,000	Mellanox Technologies Ltd.[1]	2,032,747	1,889,500
24,000	Mobileye N.V.[1]	1,134,213	1,091,520

Total Israel		5,218,100	5,836,900

Italy (1.68%)
42,000	Azimut Holding SpA[3]	991,421	901,295
200,000	Intesa Sanpaolo SpA[3]	710,162	706,540

Total Italy		1,701,583	1,607,835

Japan (13.98%)
40,000	Bridgestone Corp.[3]	984,974	1,384,246
225,000	Daiwa Securities Group, Inc.[3]	1,880,060	1,455,863
7,700	FANUC Corp.[3]	715,566	1,184,558
50,000	Mitsui Fudosan Co. Ltd.[3]	1,142,215	1,370,569
70,000	MonotaRO Co. Ltd.[3]	799,528	1,603,608
70,000	Panasonic Corp.[3]	846,776	708,409
135,000	Rakuten, Inc.[3]	1,807,893	1,725,630
45,800	Sanrio Co. Ltd.[3]	1,366,050	1,251,117
22,000	SoftBank Group Corp. (formerly, SoftBank Corp.)[3]	739,574	1,017,275
450,400	Sumitomo Mitsui Trust Holdings, Inc.[3]	1,932,028	1,650,736

Total Japan		12,214,664	13,352,011

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (0.73%)
25,000	Golar LNG Ltd.	$811,827	$697,000

South Africa (1.46%)
227,622	Steinhoff International Holdings Ltd.[3]	1,052,624	1,397,699

Spain (5.66%)
28,000	Aena SA, 144A1,3	2,682,219	3,097,201
35,000	Grifols SA, ADR	555,989	1,064,000
37,105	Industria de Diseño Textil SA (formerly, Inditex SA)[3]	1,067,201	1,244,185

Total Spain		4,305,409	5,405,386

Switzerland (1.91%)
40,067	Julius Baer Group Ltd.[3]	1,399,262	1,819,522

United Kingdom (19.17%)
203,000	Abcam plc[3]	1,384,255	1,785,152
425,214	AO World plc[1]	1,399,942	1,083,220
50,000	Burberry Group plc[3]	1,362,452	1,036,432
135,000	Domino’s Pizza Group plc[3]	1,227,704	1,816,489
70,200	easyJet plc[3]	1,633,319	1,894,983
95,000	EMIS Group plc	1,395,612	1,508,968
64,800	Experian plc[3]	623,019	1,040,250
115,300	Inchcape plc[3]	1,062,155	1,256,386
30,600	Intertek Group plc[3]	851,872	1,129,218
210,159	JUST EAT plc[1,3]	926,837	1,307,546
150,000	Lancashire Holdings Ltd.[3]	1,484,033	1,569,007
90,000	Nomad Food Limited[1]	912,600	1,417,500
275,600	William Hill plc[3]	1,591,434	1,465,815

Total United Kingdom		15,855,234	18,310,966

United States (4.78%)
23,000	Agilent Technologies, Inc.	417,740	789,590
30,000	Arch Capital Group Ltd.[1]	1,149,524	2,204,100
15,000	lululemon athletica, Inc.[1]	953,358	759,750
131,228	TerraForm Global, Inc.[1,2,3]	1,900,000	808,364

Total United States		4,420,622	4,561,804

Total Common Stocks		78,363,680	93,327,753

Principal Amount		Cost	Value

Short Term Investments (2.19%)

$2,093,608	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $2,093,608; (Fully collateralized by $1,995,000 U.S. Treasury Note, 2.75% due 11/15/2023 Market value - $2,139,638)[3]	$2,093,608	$2,093,608

Total Investments (99.91%)		$80,457,288	95,421,361

Cash and Other Assets Less Liabilities (0.09%)			84,383

Net Assets			$95,505,744

Retail Shares (Equivalent to $17.34 per share based on 2,581,158 shares outstanding)			$44,766,890

Institutional Shares (Equivalent to $17.49 per share based on 2,900,536 shares outstanding)			$50,738,854

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At September 30, 2015, the market value of restricted and fair valued securities amounted to $808,364 or 0.85% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2015, the market value of Rule 144A securities amounted to $3,097,201 or 3.24% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2015	Percentage of Net Assets

Consumer Discretionary	26.3%
Information Technology	21.3%
Industrials	15.3%
Financials	14.4%
Health Care	9.5%
Telecommunication Services	3.2%
Materials	3.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	0.8%
Cash and Cash Equivalents*	2.3%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.02%)

Consumer Discretionary (36.44%)
	Casinos & Gaming (3.67%)
3,478,950	MGM Resorts International[1]	$71,924,428	$64,186,627

	Home Furnishings (2.65%)
254,907	Mohawk Industries, Inc.[1]	33,704,065	46,339,544

	Home Improvement Retail (4.85%)
471,007	Home Depot, Inc.	38,028,564	54,396,598
442,700	Lowe’s Companies, Inc.	18,595,706	30,510,884

		56,624,270	84,907,482

	Homebuilding (2.58%)
1,320,800	Toll Brothers, Inc.[1]	45,772,826	45,224,192

	Hotels, Resorts & Cruise Lines (20.86%)
2,000,000	Diamond Resorts International, Inc.[1]	39,359,444	46,780,000
3,251,500	Hilton Worldwide Holdings, Inc.	85,124,552	74,589,410
1,108,806	Hyatt Hotels Corp., Cl A1	51,182,923	52,224,763
1,246,855	Norwegian Cruise Line Holdings Ltd.[1,2]	46,214,058	71,444,791
492,600	Royal Caribbean Cruises Ltd.[2]	42,977,855	43,885,734
454,300	Starwood Hotels & Resorts Worldwide, Inc.	28,912,180	30,201,864
639,600	Wyndham Worldwide Corp.	39,774,598	45,987,240

		333,545,610	365,113,802
	Leisure Facilities (1.83%)
1,491,419	ClubCorp Holdings, Inc.	31,609,672	32,005,852

Total Consumer Discretionary		573,180,871	637,777,499

Financials (38.07%)
	Diversified Real Estate Activities (1.99%)
1,107,950	Brookfield Asset Management, Inc., Cl A2
		32,625,432	34,833,948
	Hotel & Resort REITs (2.95%)
3,740,950	Strategic Hotels & Resorts, Inc.[1]	39,137,143	51,587,701

	Office REITs (4.62%)
203,450	Boston Properties, Inc.	26,547,122	24,088,480
1,136,610	Douglas Emmett, Inc.	28,863,216	32,643,439
222,700	SL Green Realty Corp.	22,647,364	24,087,232

		78,057,702	80,819,151
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Real Estate Development (1.98%)
302,300	The Howard Hughes Corp.[1]	$40,200,062	$34,685,902

	Real Estate Operating Companies (4.10%)
1,722,630	Forest City Enterprises, Inc., Cl A1	35,329,203	34,676,542
2,149,514	Kennedy Wilson Europe Real Estate plc (United Kingdom)[2,3]	36,608,515	37,004,074

		71,937,718	71,680,616
	Real Estate Services (9.30%)
2,005,550	CBRE Group, Inc., Cl A1	52,262,053	64,177,600
414,730	Jones Lang LaSalle, Inc.	45,576,318	59,625,732
1,758,082	Kennedy-Wilson Holdings, Inc.	33,190,271	38,976,678

		131,028,642	162,780,010
	Residential REITs (1.65%)
165,700	AvalonBay Communities, Inc.	27,983,558	28,967,674

	Retail REITs (3.37%)
996,800	General Growth Properties, Inc.	27,730,971	25,886,896
180,500	Simon Property Group, Inc.	28,798,045	33,161,460

		56,529,016	59,048,356
	Specialized REITs (8.11%)
373,950	Alexandria Real Estate Equities, Inc.[3]	29,518,127	31,662,347
419,735	American Tower Corp.	37,082,222	36,928,285
268,569	Equinix, Inc.	54,571,777	73,426,765

		121,172,126	142,017,397

Total Financials		598,671,399	666,420,755

Health Care (3.39%)
	Health Care Facilities (3.39%)
664,450	Brookdale Senior Living, Inc.[1]	13,676,539	15,255,772
2,197,263	Capital Senior Living Corp.[1,4]	47,778,405	44,055,123

Total Health Care		61,454,944	59,310,895

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (10.20%)
	Airport Services (1.76%)
278,700	Aena SA, 144A (Spain)[1,2,5]	$30,108,455	$30,828,212

	Building Products (8.44%)
420,700	Armstrong World Industries, Inc.[1]	23,138,773	20,084,218
3,433,730	Builders FirstSource, Inc.[1]	26,410,073	43,539,696
1,176,700	CaesarStone Sdot-Yam Ltd.[1,2]	39,632,388	35,771,680
798,569	Masonite International Corp.[1,2]	49,905,810	48,377,310

		139,087,044	147,772,904

Total Industrials		169,195,499	178,601,116

Information Technology (1.19%)
	Internet Software & Services (1.19%)
402,400	Zillow Group, Inc., Cl A1	11,436,747	11,560,952
345,258	Zillow Group, Inc., Cl C1	9,822,286	9,321,966

Total Information Technology		21,259,033	20,882,918

Materials (1.39%)
	Construction Materials (1.39%)
1,297,345	Summit Materials, Inc., Cl A1	32,877,775	24,351,166

Telecommunication Services (3.61%)
	Wireless Telecommunication Services (3.61%)
57,211,650	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	15,144,113	15,581,876
308,500	SBA Communications Corp., Cl A1	26,183,261	32,312,290
34,047,909	Tower Bersama Infrastructure Tbk PT (Indonesia)[1,2,5]	17,742,224	15,225,845

Total Telecommunication Services		59,069,598	63,120,011

Utilities (2.73%)
	Electric Utilities (2.73%)
1,298,900	Brookfield Infrastructure Partners L.P.[2]	53,915,752	47,760,553

Total Common Stocks		1,569,624,871	1,698,224,913

Principal Amount		Cost	Value

Short Term Investments (2.97%)

$51,907,342	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $51,907,342; (Fully collateralized by $50,610,000 U.S. Treasury Note, 2.50% due 8/15/2023; Market value - $52,950,713)[5]	$51,907,342	$51,907,342

Total Investments (99.99%)		$1,621,532,213	1,750,132,255

Cash and Other Assets Less Liabilities (0.01%)			175,165

Net Assets			$1,750,307,420

Retail Shares (Equivalent to $23.46 per share based on 33,330,346 shares outstanding)			$782,014,281

Institutional Shares (Equivalent to $23.70 per share based on 40,848,668 shares outstanding)			$968,293,139

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2015, the market value of Rule 144A securities amounted to $30,828,212 or 1.76% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (87.05%)

Brazil (3.43%)
1,552,012	Cetip SA - Mercados Organizados	$18,102,764	$12,879,605
440,000	Linx SA	8,591,359	4,883,340
250,000	M. Dias Branco SA	9,933,492	3,663,766
1,150,000	Multiplus SA	13,640,110	9,273,679
1,526,400	Smiles SA	22,003,829	11,569,761
1,600,818	TOTVS SA	23,771,784	12,170,174

Total Brazil		96,043,338	54,440,325

China (22.23%)
290,000	Alibaba Group Holding Ltd., ADR[1]	23,143,182	17,101,300
7,200,000	China Everbright Ltd.[3]	22,958,189	16,536,203
5,850,000	China Life Insurance Co., Ltd., Cl H3	26,755,805	20,383,595
4,900,000	China Mengniu Dairy Co. Ltd.[3]	22,198,442	17,374,042
2,200,000	China Mobile Ltd.[3]	28,271,704	26,247,402
40,000,000	China Telecom Corp. Ltd., Cl H3	25,115,460	19,276,805
6,000,000	China Unicom (Hong Kong) Ltd.[3]	9,246,809	7,625,347
240,425	Ctrip.com International Ltd., ADR[1]	14,117,114	15,190,051
15,159,400	Haitong Securities Co., Ltd., Cl H3	24,222,547	22,090,693
4,320,000	Huatai Securities Co. Ltd., Cl H, 144A1,3	13,685,516	8,642,247
400,000	Jumei International Holding Ltd., ADR[1]	9,093,851	3,948,000
48,000,000	Kingdee International Software Group Co. Ltd.[3]	15,319,031	18,179,081
24,000,000	PetroChina Co. Ltd.[3]	27,382,430	16,682,540
200,000	Qihoo 360 Technology Co. Ltd., ADR[1]	12,822,195	9,566,000
5,200,000	Shenzhou International Group Holdings Ltd.[3]	23,397,303	26,942,510
15,000,600	Sihuan Pharmaceutical Holdings Group Ltd.[3]	7,125,260	7,142,175
8,350,000	Sinopharm Group Co. Ltd., Cl H3	30,486,050	29,424,039
1,500,000	SouFun Holdings Ltd., ADR	13,361,120	9,900,000
750,515	TAL Education Group, ADR[1]	21,919,286	24,129,057
1,300,000	Tencent Holdings Ltd.[3]	18,822,063	21,947,463
341,500	WuXi PharmaTech (Cayman), Inc., ADR[1]	11,966,087	14,756,215

Total China		401,409,444	353,084,765

Hong Kong (2.12%)
4,500,000	Luk Fook Holdings International Ltd.[3]	14,890,081	11,302,803
19,000,000	Man Wah Holdings Ltd.[3]	16,662,882	18,588,919
3,250,000	Wynn Macau Ltd.[1,3]	12,269,473	3,718,351

Total Hong Kong		43,822,436	33,610,073

Shares		Cost	Value

Common Stocks (continued)

India (19.51%)
1,427,000	Amara Raja Batteries Ltd.[3]	$8,867,611	$22,475,706
2,550,000	Axis Bank Ltd.[3]	13,573,608	19,338,478
4,750,000	Coal India Ltd.[3]	28,460,609	23,755,701
3,752,679	DEN Networks Ltd.[1,3]	10,244,650	6,933,223
14,084,985	Dish TV India Ltd.[1,3]	13,339,936	22,898,075
1,650,000	Divi’s Laboratories Ltd.[3]	18,091,286	28,091,420
7,000,000	Exide Industries Ltd.[3]	19,061,869	16,649,449
1,100,000	Glenmark Pharmaceuticals Ltd.[3]	13,917,779	17,611,266
5,770,000	Hathway Cable and Datacom Ltd.[1]	5,093,897	3,230,462
560,250	Larsen & Toubro Ltd.[3]	12,657,774	12,558,539
880,653	Lupin Ltd.[3]	15,788,490	27,341,013
2,475,000	Motherson Sumi Systems Ltd.[3]	13,125,494	8,705,677
1,500,000	PVR Ltd. [3]	14,319,858	18,670,550
2,600,000	SKS Microfinance Ltd.[1,3]	20,171,221	16,107,398
2,200,000	Sun TV Network Ltd.[3]	13,865,745	12,068,563
1,351,000	Torrent Pharmaceuticals Ltd.[3]	12,603,537	30,974,629
3,754,000	Zee Entertainment Enterprises Ltd.[3]	17,537,741	22,548,243

Total India		250,721,105	309,958,392

Indonesia (3.34%)
23,092,000	Bank Rakyat Indonesia (Persero) Tbk PT3	17,504,331	13,672,675
15,503,527	Matahari Department Store Tbk PT3	19,623,356	17,123,809
27,631,350	Sarana Menara Nusantara Tbk PT1	8,841,958	7,525,535
33,000,000	Tower Bersama Infrastructure Tbk PT1,3	18,264,657	14,757,232

Total Indonesia		64,234,302	53,079,251

Korea, Republic of (6.73%)
550,000	Grand Korea Leisure Co., Ltd.[3]	19,775,413	15,484,790
262,500	i-SENS, Inc.[1,3]	9,543,103	8,327,849
38,000	LG Household & Health Care Ltd.[3]	23,915,147	27,500,175
37,000	Samsung Electronics Co., Ltd.[3]	46,796,591	35,499,767
240,000	Samsung Life Insurance Co. Ltd.[3]	24,484,202	20,070,066

Total Korea, Republic of		124,514,456	106,882,647

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Mexico (5.22%)
300,000	Fomento Económico Mexicano, S.A.B. de C.V., ADR	$27,502,978	$26,775,000
8,317,513	Grupo Lala S.A.B. de C.V.	16,819,981	19,675,795
3,500,000	Infraestructura Energetica Nova S.A.B. de C.V.	19,638,544	14,327,207
9,000,000	Wal-Mart de Mexico S.A.B. de C.V.	20,679,839	22,205,987

Total Mexico		84,641,342	82,983,989

Panama (0.48%)
180,000	Copa Holdings SA, CL A	11,853,028	7,547,400

Philippines (4.08%)
25,005,000	Ayala Land, Inc.[3]	17,332,890	18,242,749
7,500,000	BDO Unibank, Inc.[3]	16,133,084	16,633,324
125,000,000	Metro Pacific Investments Corp.[3]	13,459,244	13,325,706
4,050,000	Universal Robina Corp.[3]	11,629,869	16,651,554

Total Philippines		58,555,087	64,853,333

Singapore (1.00%)
10,999,918	Global Logistic Properties Ltd.[3]	22,948,015	15,814,652

South Africa (6.22%)
780,700	Aspen Pharmacare Holdings Ltd.[3]	21,233,364	16,611,368
875,138	Bidvest Group Ltd.[3]	23,204,158	20,653,694
850,000	Mr Price Group Ltd.[3]	16,638,409	11,865,603
525,000	Sasol Limited[3]	17,803,578	14,706,680
250,000	Sasol Limited, ADR	8,599,642	6,955,000
4,550,000	Steinhoff International Holdings Ltd.[3]	20,090,511	27,939,008

Total South Africa		107,569,662	98,731,353

Taiwan, Province of China (10.05%)
1,750,000	Eclat Textile Co., Ltd.[3]	22,432,130	27,787,646
12,001,000	Far EasTone Telecommunications Co., Ltd.[3]	26,332,245	25,882,412
1,800,000	Ginko International Co., Ltd.[3]	26,770,922	18,126,198
2,215,715	HIWIN Technologies Corp.[3]	19,497,473	11,830,079
Shares		Cost	Value

Common Stocks (continued)

Taiwan, Province of China (continued)
3,600,934	Makalot Industrial Co. Ltd.[3]	$21,675,412	$29,716,009
1,100,000	MediaTek Inc.[3]	16,588,329	8,185,777
3,900,000	Novatek Microelectronics Corp.[3]	17,653,751	12,244,399
1,250,000	Taiwan Semiconductor Manufacturing Company Ltd., ADR	24,902,371	25,937,500

Total Taiwan, Province of China		175,852,633	159,710,020

Thailand (1.69%)
2,750,000	Advanced Info Service PCL[3]	18,961,101	17,123,571
100,000	Bangkok Bank PCL, Cl F3	629,574	439,251
2,101,000	Bangkok Bank Public Co., Ltd., NVDR[3]	11,918,045	9,281,517

Total Thailand		31,508,720	26,844,339

United Arab Emirates (0.03%)
3,328,598	SHUAA Capital psc[1,3]	871,878	515,258

United Kingdom (0.17%)
8,637,363	Lekoil Ltd.[1]	7,340,352	2,776,560

United States (0.75%)
1,938,946	TerraForm Global, Inc.[1,2,3]	28,100,000	11,943,907

Total Common Stocks		1,509,985,798	1,382,776,264

Preferred Stocks (0.03%)

India (0.03%)
30,983,400	Zee Entertainment Enterprises Ltd., 6% due 3/5/2022	367,971	415,378

Principal Amount

Convertible Bonds (0.37%)

China (0.37%)
$ 50,000,000	Biostime International Holdings Ltd., 0.00% due 02/20/2019[1,3]	6,590,206	5,870,930

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (12.45%)

$ 197,744,364	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $197,744,364; (Fully collateralized by $192,785,000 U.S. Treasury Note, 2.50% due 8/15/2023; Market value - $201,701,306)[3]	$197,744,364	$197,744,364

Total Investments (99.90%)		$1,714,688,339	1,586,806,936

Cash and Other Assets Less Liabilities (0.10%)			1,642,924

Net Assets			$1,588,449,860

Retail Shares (Equivalent to $10.24 per share based on 64,495,763 shares outstanding)			$660,119,183

Institutional Shares (Equivalent to $10.28 per share based on 90,318,725 shares outstanding)			$928,330,677

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At September 30, 2015, the market value of restricted and fair valued securities amounted to $11,943,907 or 0.75% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2015, the market value of Rule 144A securities amounted to $8,642,247 or 0.54% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of September 30, 2015	of Net Assets

Consumer Discretionary	23.1%
Financials	14.1%
Health Care	12.5%
Information Technology	11.0%
Consumer Staples	8.8%
Telecommunication Services	7.5%
Industrials	4.7%
Energy	4.1%
Utilities	1.6%
Cash and Cash Equivalents*	12.6%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.53%)

Energy (75.82%)
	Oil & Gas Drilling (1.10%)
15,546	Helmerich & Payne, Inc.	$1,204,575	$734,704

	Oil & Gas Equipment & Services (9.99%)
11,950	Core Laboratories N.V.[2]	1,689,899	1,192,610
73,742	Forum Energy Technologies, Inc.[1]	2,033,127	900,390
61,196	Halliburton Co.	3,159,996	2,163,278
28,431	Oil States International, Inc.[1]	1,239,977	742,902
20,690	RigNet, Inc.[1]	784,460	527,595
91,257	Superior Energy Services, Inc.	2,372,433	1,152,576

		11,279,892	6,679,351

	Oil & Gas Exploration & Production (36.20%)
19,039	Anadarko Petroleum Corporation	1,717,256	1,149,765
21,900	Antero Resources Corp.[1]	1,001,084	463,404
166,548	Bonanza Creek Energy, Inc.[1]	4,353,244	677,850
78,200	Cabot Oil & Gas Corp.	2,547,057	1,709,452
33,599	Concho Resources, Inc.[1]	3,596,110	3,302,782
15,068	EOG Resources, Inc.	1,341,148	1,096,950
64,736	Gulfport Energy Corp.[1]	3,335,427	1,921,365
118,700	Laredo Petroleum, Inc.[1]	1,313,348	1,119,341
1,095,600	Lekoil Ltd. (United Kingdom)[1,2]	829,128	352,191
93,800	Newfield Exploration Co.[1]	2,851,107	3,086,020
52,649	Noble Energy, Inc.	2,652,561	1,588,947
107,538	Oasis Petroleum, Inc.[1]	2,844,800	933,430
219,000	Parsley Energy, Inc., Cl A1	3,891,255	3,300,330
73,300	RSP Permian, Inc.[1]	1,678,128	1,484,325
62,548	SM Energy Co.	3,528,550	2,004,038

		37,480,203	24,190,190

	Oil & Gas Refining & Marketing (2.45%)
35,356	Marathon Petroleum Corp.	1,574,646	1,638,044

	Oil & Gas Storage & Transportation (26.08%)
81,875	Columbia Pipeline Partners LP	2,083,049	1,036,537
33,411	Dominion Midstream Partners, L.P.	816,038	897,085
57,000	Energy Transfer Equity LP	1,645,523	1,186,170
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (continued)
31,035	Golar LNG Ltd.[2]	$1,100,339	$865,256
12,340	Phillips 66 Partners LP	391,269	607,992
9,242	Rose Rock Midstream, L.P.	301,560	224,950
195,004	Scorpio Tankers Inc.[2]	1,840,228	1,788,187
36,100	SemGroup Corporation, Cl A	2,583,628	1,560,964
41,279	Shell Midstream Partners, L.P.	1,117,633	1,214,841
88,576	Tallgrass Energy GP LP	2,638,257	1,760,005
35,140	Tallgrass Energy Partners, LP	822,385	1,380,650
36,463	Targa Resources Corp.	2,996,491	1,878,574
25,600	Valero Energy Partners LP	970,582	1,130,496
19,076	Western Gas Equity Partners LP	946,075	752,167
54,839	Western Refining Logistics, LP	1,452,136	1,144,490

		21,705,193	17,428,364

Total Energy		73,244,509	50,670,653

Industrials (2.41%)
	Construction & Engineering (1.65%)
61,802	Primoris Services Corp.	1,256,444	1,106,874

	Trading Companies & Distributors (0.76%)
45,400	MRC Global, Inc.[1]	1,120,221	506,210

Total Industrials		2,376,665	1,613,084

Information Technology (3.05%)
	Application Software (1.12%)
19,800	Aspen Technology, Inc.[1]	783,549	750,618

	Semiconductor Equipment (1.93%)
179,500	SunEdison, Inc.[1]	3,388,859	1,288,810

Total Information Technology		4,172,408	2,039,428

Materials (8.73%)
	Commodity Chemicals (2.90%)
24,700	Methanex Corp.[2]	1,263,226	819,052
63,932	Westlake Chemical Partners LP	1,736,359	1,118,810

		2,999,585	1,937,862

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (continued)
	Diversified Metals & Mining (1.38%)
75,939	Globe Specialty Metals, Inc.	$1,206,489	$921,140

	Specialty Chemicals (4.45%)
178,052	Flotek Industries, Inc.[1]	2,941,817	2,973,468

Total Materials		7,147,891	5,832,470

Utilities (4.52%)
	Renewable Electricity (4.52%)
53,748	Abengoa Yield plc[2]	1,625,819	889,530
210,526	TerraForm Global, Inc.[1,3,4]	3,000,000	1,296,840
58,410	TerraForm Power, Inc., Cl A	1,648,206	830,590

Total Utilities		6,274,025	3,016,960

Total Common Stocks		93,215,498	63,172,595

Principal Amount		Cost	Value

Short Term Investments (4.70%)

$3,144,955	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $3,144,955; (Fully collateralized by $2,995,000 U.S. Treasury Note, 2.75% due 11/15/2023; Market value - $3,212,138)[4]	$3,144,955	$3,144,955

Total Investments (99.23%)		$96,360,453	66,317,550

Cash and Other Assets Less Liabilities (0.77%)			513,456

Net Assets			$66,831,006

Retail Shares (Equivalent to $7.29 per share based on 4,799,166 shares outstanding)			$34,985,006

Institutional Shares (Equivalent to $7.36 per share based on 4,327,318 shares outstanding)			$31,846,000

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2015, the market value of restricted and fair valued securities amounted to $1,296,840 or 1.94% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.89%)

Brazil (3.02%)
23,517	Cetip SA - Mercados Organizados	$244,353	$195,160
15,974	Smiles SA	248,613	121,079

Total Brazil		492,966	316,239

Canada (3.77%)
943	Constellation Software, Inc.	278,852	395,254

China (14.10%)
5,575	Alibaba Group Holding Ltd., ADR[1]	469,807	328,758
1,517	Baidu, Inc., ADR[1]	219,237	208,451
3,400	Ctrip.com International Ltd., ADR[1]	201,888	214,812
7,738	Qunar Cayman Islands Ltd., ADR[1]	177,755	232,682
15,303	TAL Education Group, ADR[1]	456,716	491,991

Total China		1,525,403	1,476,694

India (2.56%)
9,400	Axis Bank Ltd.[3]	85,163	71,287
17,613	ICICI Bank Limited, ADR	131,722	147,597
3,291	Just Dial Ltd.[3]	49,159	49,447

Total India		266,044	268,331

Indonesia (4.37%)
1,116,770	Sarana Menara Nusantara Tbk PT1	321,392	304,158
343,836	Tower Bersama Infrastructure Tbk PT1,3	157,981	153,760

Total Indonesia		479,373	457,918

Israel (9.55%)
3,964	Check Point Software Technologies Ltd.[1]	307,720	314,464
8,321	Mellanox Technologies Ltd.[1]	332,019	314,450
8,164	Mobileye N.V.[1]	413,789	371,299

Total Israel		1,053,528	1,000,213

Netherlands (1.59%)
1,898	ASML Holding N.V.[3]	143,850	166,840

Shares		Cost	Value

Common Stocks (continued)

Norway (0.44%)
4,853	Seadrill Partners, LLC	$113,321	$45,618

South Africa (3.82%)
3,193	Naspers Ltd., Class N3	445,555	400,169

United Kingdom (5.68%)
10,079	ARM Holdings plc[3]	158,166	144,807
72,340	JUST EAT plc[1,3]	336,518	450,078

Total United Kingdom		494,684	594,885

United States (44.99%)
9,405	Acxiom Corp.[1]	185,152	185,843
2,448	Aerie Pharmaceuticals, Inc.[1]	56,204	43,428
1,553	Amazon.com, Inc.[1]	475,611	794,965
13,310	Atlas Energy Group LLC[1]	115,601	29,681
4,399	Benefitfocus, Inc.[1]	117,819	137,469
6,181	Brookfield Infrastructure Partners L.P.	272,742	227,275
3,284	Columbia Pipeline Partners LP	85,665	41,575
7,395	Facebook, Inc., Cl A1	368,809	664,811
8,322	FireEye, Inc.[1]	375,453	264,806
2,788	Glaukos Corporation[1]	67,243	67,442
1,316	Google, Inc., Cl C1	758,965	800,681
1,954	Illumina, Inc.[1]	122,487	343,552
3,364	Medidata Solutions, Inc.[1]	145,160	141,658
157	The Priceline Group, Inc.[1]	118,920	194,187
25,934	SunEdison, Inc.[1]	434,738	186,206
6,495	Tallgrass Energy GP LP	200,267	129,056
1,341	Targa Resources Corp.	132,183	69,088
28,070	TerraForm Global, Inc.[1,2,3]	400,000	172,911
7,814	TerraForm Power, Inc., Cl A	217,733	111,115
6,118	Westlake Chemical Partners LP	164,098	107,065

Total United States		4,814,850	4,712,814

Total Common Stocks		10,108,426	9,834,975

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (UNAUDITED)

Principal Amount

Short Term Investments (6.51%)	Cost	Value

$682,458

Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2015, 0.00% due 10/1/2015; Proceeds at maturity - $682,458; (Fully collateralized by $650,000 U.S. Treasury Note, 2.75% due 11/15/2023; Market value - $697,125)[3]

	$682,458	$682,458

Total Investments (100.40%)	$10,790,884	10,517,433

Liabilities Less Cash and Other Assets (-0.40%)		(42,100)

Net Assets		$10,475,333

Retail Shares (Equivalent to $12.23 per share based on 455,058 shares outstanding)		$5,566,478

Institutional Shares (Equivalent to $12.30 per share based on 399,063 shares outstanding)		$4,908,855

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At September 30, 2015, the market value of restricted and fair valued securities amounted to $172,911 or 1.65% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of September 30, 2015	of Net Assets

Information Technology	47.6%
Consumer Discretionary	23.4%
Health Care	5.7%
Utilities	4.9%
Telecommunication Services	4.4%
Financials	3.9%
Energy	3.0%
Materials	1.0%
Cash and Cash Equivalents*	6.1%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Baron Select Funds	September 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2015, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

e) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At September 30, 2015, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2015, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
TerraForm Global, Inc.	8/5/2015	$8,213,331
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	6,442,261
Total Restricted Securities:

(Cost $21,832,926)†(0.77% of Net Assets)		$14,655,592

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
TerraForm Global, Inc.	6/9/2015, 8/5/2015	$808,364

(Cost $1,900,000) (0.85% of Net Assets)
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
TerraForm Global, Inc.	6/9/2015, 8/5/2015	$11,943,907

(Cost $28,100,000) (0.75% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
TerraForm Global, Inc.	6/9/2015	$1,296,840

(Cost $3,000,000)(1.94% of Net Assets)

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stock
TerraForm Global, Inc.	6/9/2015	$172,911

(Cost $400,000) (1.65% of Net Assets)

† See Schedules of Investments for cost of individual securities.

Baron Select Funds	September 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$2,359,974,646	$8,213,331	$-	$2,368,187,977
Private Equity Investments	-	-	6,442,261	6,442,261

Total Investments	$2,359,974,646	$8,213,331	$6,442,261	$2,374,630,238

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2015.

	Baron Focused Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$167,362,999	$-	$-	$167,362,999
Preferred Stocks	-	5,440,977	-	5,440,977
Short Term Investments	-	1,537,679	-	1,537,679

Total Investments	$167,362,999	$6,978,656	$-	$174,341,655

$5,440,977 was transferred out of Level 1 into Level 2 at September 30, 2015 as a result of using a broker quoted price instead of last sale. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron International Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$27,557,219	$65,770,534	$-	$93,327,753
Short Term Investments	-	2,093,608	-	2,093,608

Total Investments	$27,557,219	$67,864,142	$-	$95,421,361

$1,417,500 was transferred out of Level 2 into Level 1 at September 30, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $1,307,546 was transferred out of Level 1 into Level 2 at September 30, 2015 as a result of adjusting closing prices for certain securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$1,652,170,856	$46,054,057	$-	$1,698,224,913
Short Term Investments	-	51,907,342	-	51,907,342

Total Investments	$1,652,170,856	$97,961,399	$-	$1,750,132,255

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2015.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Emerging Markets Fund
	Quoted Prices in Active	Other Observable	Unobservable
	Markets for Identical	Inputs	Inputs
Description	Assets (Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$285,987,394	$1,096,788,870	$-	$1,382,776,264
Preferred Stocks	415,378	-	-	415,378
Convertible Bonds	-	5,870,930	-	5,870,930
Short Term Investments	-	197,744,364	-	197,744,364

Total Investments	$286,402,772	$1,300,404,164	$-	$1,586,806,936

$49,645,179 was transferred out of Level 1 into Level 2 at September 30, 2015 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
	Quoted Prices in Active	Other Observable	Unobservable
	Markets for Identical	Inputs	Inputs
Description	Assets (Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$61,875,755	$1,296,840	$-	$63,172,595
Short Term Investments	-	3,144,955	-	3,144,955

Total Investments	$61,875,755	$4,441,795	$-	$66,317,550

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine months ended September 30, 2015.

	Baron Global Advantage Fund
	Quoted Prices in Active	Other Observable	Unobservable
	Markets for Identical	Inputs	Inputs
Description	Assets (Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$8,225,676	$1,609,299	$-	$9,834,975
Short Term Investments	-	682,458	-	682,458

Total Investments	$8,225,676	$2,291,757	$-	$10,517,433

$450,078 was transferred out of Level 1 into Level 2 at September 30, 2015 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

		Baron Partners Fund
Investments in Securities	Balance as of December 31, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2015

Private Equity Investments
Financials	$6,593,843	$-	$-	$(151,582)	$-	$-	$-	$-	$6,442,261	$(151,582)

Total	$6,593,843	$-	$-	$(151,582)	$-	$-	$-	$-	$6,442,261	$(151,582)

Baron Select Funds	September 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2015, the components of net assets on a tax basis were substantially as follows:

		Baron	Baron			Baron	Baron
	Baron	Focused	International		Baron	Energy and	Global
	Partners	Growth	Growth	Baron Real	Emerging	Resources	Advantage
	Fund	Fund	Fund	Estate Fund	Markets Fund	Fund	Fund

Cost of investments	$1,566,168,559	$133,866,043	$80,457,288	$1,621,532,213	$1,714,688,339	$96,360,453	$10,790,884

Gross tax unrealized appreciation	885,183,697	47,111,297	22,037,692	187,910,644	136,181,897	1,443,118	1,352,927
Gross tax unrealized depreciation	(76,722,018)	(6,635,685)	(7,073,619)	(59,310,602)	(264,063,300)	(31,486,021)	(1,626,378)

Net tax unrealized appreciation (depreciation)	$808,461,679	$40,475,612	$14,964,073	$128,600,042	$(127,881,403)	$(30,042,903)	$(273,451)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Real Estate Fund
				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	December 31,	Purchase	Sales	Appreciation	Realized	Dividend	September 30,	September 30,
Name of Issuer	2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	2015

“Affiliated” Company as of September 30, 2015:
Capital Senior Living Corp.	$55,501,049	$2,238,786	$2,945,629	$(10,596,982)	$(142,101)	$-	2,197,263	$44,055,123

1 An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2015.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued “ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods beginning after March 15, 2015. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 24, 2015